Income Taxes (Details)	12 Months Ended
Sep. 30, 2023 USD ($)
Income Taxes [Line Items]
Net operating loss carryforwards	$ 19,264,000
Taxable income	19,264,000
Approximate amount used	14,604,000
Carried forward	$ 4,660,000
Federal Statutory Rates [Member]
Income Taxes [Line Items]
Statutory rates	21.00%